UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2008

Date of reporting period:	10/31/2007

Item 1 – Reports to Stockholders

OCTOBER 31, 2007	SEMIANNUAL REPORT

Dryden Municipal Bond Fund/

High Income Series & Insured Series

FUND TYPE

Municipal bond

OBJECTIVE

High Income Series: Maximum amount of income that is eligible for exclusion from federal income taxes

Insured Series: Maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

December 14, 2007

Dear Shareholder:

We hope you find the semiannual report for the Dryden Municipal Bond Fund/High Income Series and Insured Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Bond Fund

Dryden Municipal Bond Fund	1

Your Series’ Performance

High Income Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/High Income Series is to seek the maximum amount of income that is eligible for exclusion from federal income taxes. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.94%; Class B, 1.14%; Class C, 1.64%; Class Z, 0.64%. Net operating expenses apply to: Class A, 0.89%; Class B, 1.14%; Class C, 1.39%; Class Z, 0.64%, after contractual reduction through 8/31/2008.

Cumulative Total Returns as of 10/31/07
	Six Months	One Year	Five Years	Ten Years
Class A	–0.36%	1.67%	31.21%	56.49%
Class B	–0.39	1.51	29.68	52.48
Class C	–0.51	1.27	28.11	48.77
Class Z	–0.14	2.02	33.02	60.32
LB Muni Bond Index[1]	1.30	2.91	24.37	67.51
LB Non-Investment-Grade Muni Bond Index[2,3]	–1.11	2.26	58.69	83.49
Lipper HY Muni Debt Funds Avg.[4]	–2.04	0.20	30.39	54.58

Average Annual Total Returns[5] as of 9/30/07
		One Year	Five Years	Ten Years
Class A		–1.83%	4.39%	4.21%
Class B		–2.87	4.81	4.36
Class C		0.78	4.72	4.11
Class Z		2.52	5.51	4.88
LB Muni Bond Index[1]		3.10	4.02	5.32
LB Non-Investment-Grade Muni Bond Index[2,3]		2.87	8.90	6.31
Lipper HY Muni Debt Funds Avg.[4]		0.84	5.02	4.51

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Distribution and Yields as of 10/31/07
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[6] at Tax Rates of
			33%	35%
Class A	$0.24	4.03%	6.01%	6.20%
Class B	$0.23	3.95	5.90	6.08
Class C	$0.22	3.70	5.52	5.69
Class Z	$0.26	4.45	6.64	6.85

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Lehman Brothers (LB) Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lehman Brothers (LB) Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1 below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also have a dated date after December 31, 1990, and must be at least one year from their maturity date.

3The inception date of the LB Non-Investment-Grade Muni Bond Index is October 1995.

4The Lipper High Yield (HY) Municipal (Muni) Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper HY Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

6Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Indexes and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Municipal Bond Fund	3

Your Series’ Performance

High Income Series (continued)

Five Largest Issues expressed as a percentage of net assets as of 10/31/07
Memphis (TN) Ctr. City Rev., Fin. Corp., Red Birds, Ser. B 6.50%, 09/01/28	4.9%
Connecticut (CT) St. G.O., Ser. D 5.00%, 11/15/19	2.1
West Virginia (WV) St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B, 6.75%, 09/01/30	1.5
Orange Cnty. (CA) Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S, R.I.B.S., 6.20%, 02/14/11	1.5
Somerset Cnty. (PA) Hosp. Auth. Rev. GF Somers Hlthcare. First Mtge, 8.50%, 06/01/24	1.3

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 10/31/07
Aaa	11.3%
Aa	9.0
A	13.9
Baa	25.6
Ba	4.4
B	3.5
Caa	3.8
NR	28.6
Total Investments	100.1
Liabilities in excess of other assets	–0.1
Net Assets	100.0%

* Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Your Series’ Performance

Insured Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/Insured Series is to seek the maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.96%; Class B, 1.16%; Class C, 1.66%; Class Z, 0.66%. Net operating expenses apply to: Class A, 0.91%; Class B, 1.16%; Class C, 1.41%; Class Z, 0.66%, after contractual reduction through 8/31/2008.

Cumulative Total Returns as of 10/31/07
	Six Months	One Year	Five Years	Ten Years
Class A	0.66%	2.01%	18.69%	54.92%
Class B	0.54	1.76	17.18	50.92
Class C	0.32	1.41	15.61	47.08
Class Z	0.68	2.17	20.13	58.34
LB Muni Bond Index[1]	1.34	2.95	25.43	70.59
Lipper Insured Muni Debt Funds Avg.[2]	0.47	1.63	18.85	52.19

Average Annual Total Returns[3] as of 9/30/07
		One Year	Five Years	Ten Years
Class A		–1.88%	2.12%	4.05%
Class B		–2.85	2.55	4.21
Class C		0.72	2.44	3.94
Class Z		2.46	3.21	4.71
LB Muni Bond Index[1]		3.17	4.14	5.51
Lipper Insured Muni Debt Funds Avg.[2]		1.83	2.99	4.29

Dryden Municipal Bond Fund	5

Your Series’ Performance

Insured Series (continued)

Distribution and Yields as of 10/31/07
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[4] at Tax Rates of
			33%	35%
Class A	$0.20	3.03%	4.52%	4.66%
Class B	$0.19	2.91	4.34	4.48
Class C	$0.17	2.66	3.97	4.09
Class Z	$0.21	3.42	5.10	5.26

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Lehman Brothers (LB) Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lipper Insured Municipal (Muni) Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Insured Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues insured as to timely payment.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

4Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the LB Muni Bond Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Five Largest Issues expressed as a percentage of net assets as of 10/31/07
Hawaii (HI) Dept. Budget & Fin., Hawaiian Elec. Co. Projs. Rev., Ser. C, A.M.B.A.C., A.M.T., 6.20%, 11/01/29	4.2%
Metro. (NY) Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B, M.B.I.A., 5.50%, 7/01/23	3.9
Detroit (MI) Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded Date 7/01/13), 5.25%, 7/01/32	3.0
Pennsylvania (PA) St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C., 5.50%, 7/01/17	2.7
Metro. (NY) Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B, M.B.I.A., 5.50%, 7/01/19	2.7

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 10/31/07
Aaa	95.2%
Aa	2.2
A	1.3
Total Investments	98.7
Other assets in excess of liabilities	1.3
Net Assets	100.0%

* Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

Dryden Municipal Bond Fund	7

Fees and Expenses (Unaudited)

As a shareholder of a Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2007, at the beginning of the period, and held through the six-month period ended October 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Each Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Bond Fund/High Income Series		Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$996.40	0.89%	$4.47
	Hypothetical	$1,000.00	$1,020.66	0.89%	$4.52

Class B	Actual	$1,000.00	$996.10	1.14%	$5.72
	Hypothetical	$1,000.00	$1,019.41	1.14%	$5.79

Class C	Actual	$1,000.00	$994.90	1.39%	$6.97
	Hypothetical	$1,000.00	$1,018.15	1.39%	$7.05

Class Z	Actual	$1,000.00	$998.60	0.64%	$3.22
	Hypothetical	$1,000.00	$1,021.92	0.64%	$3.25

Dryden Municipal Bond Fund	9

Fees and Expenses (continued)

Dryden Municipal Bond Fund/ Insured Series		Beginning Account Value May 1, 2007	Ending Account Value October 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,006.60	0.91%	$4.59
	Hypothetical	$1,000.00	$1,020.56	0.91%	$4.62

Class B	Actual	$1,000.00	$1,005.40	1.16%	$5.85
	Hypothetical	$1,000.00	$1,019.30	1.16%	$5.89

Class C	Actual	$1,000.00	$1,003.20	1.41%	$7.10
	Hypothetical	$1,000.00	$1,018.05	1.41%	$7.15

Class Z	Actual	$1,000.00	$1,006.80	0.66%	$3.33
	Hypothetical	$1,000.00	$1,021.82	0.66%	$3.35

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2007, and divided by the 366 days in the Series’ fiscal year ending April 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of October 31, 2007 (Unaudited)

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 99.2%

Alabama 1.0%
Alabama Spl. Care Facs. Fing. Auth. Mobile Rev., Ascension Health Sr. Credit, Series D	Aa2	5.00%	11/15/39	$3,000	$3,009,900
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser,
Ser. A	BBB(b)	6.125	12/1/24	1,000	1,067,350
Ser. B, A.M.T.	BBB(b)	6.375	12/1/24	1,000	1,070,230

					5,147,480

Arizona 2.8%
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo,
Ser. A, A.M.T.	Baa3	7.125	10/1/32	5,000	5,107,650
Ser. B	Baa3	7.00	10/1/32	1,700	1,736,465
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Hlthcare. West, Ser. A	A2	5.25	7/1/32	2,500	2,549,200
Pima Cnty. Indl. Dev. Auth. Ed. Rev. Fac.-P.L.C. Charter Schs. Proj.	NR	6.75	4/1/36	1,500	1,555,350
Pinal Cnty Correct. Facs. Rev., Florence West Prison Proj., Ser. A	A(b)	5.25	10/1/19	3,135	3,213,375

					14,162,040

California 11.4%
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev. Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(b)	5.00	7/1/27	1,000	954,740
California St. Pub. Wks. Brd. Lease Rev., Dept. Mental Hlth., Coalinga,
Ser. A	A2	5.50	6/1/19	2,000	2,175,200
Ser. A	A2	5.50	6/1/20	2,000	2,172,060
Ser. A	A2	5.50	6/1/22	2,000	2,163,640
California St., G.O.	A1	5.00	11/1/37	2,000	2,026,720

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	11

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California Statewide Cmntys Dev. Auth. Rev., Kaiser Permanente,
Ser. C (Mandatory put date 6/1/12)	A+(b)	3.85%	11/1/29	$2,000	$1,999,940
Ser. C Rmkt. on 8/1/06	A+(b)	5.25	8/1/31	1,280	1,307,814
Capistrano Uni. Sch. Dist. Cmnty. Facs., Rev. Talega Cmnty. Facs. Dist. #90-2	NR	6.00	9/1/33	1,000	1,026,580
Central California Joint Pwr. Hlth. Fin. Auth., Cmnty. Hosps. of Central California, C.O.P. (Prerefunded 2/1/10)(e)	Baa2	6.00	2/1/30	2,550	2,716,490
City of Chula Vista Indl. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00	12/1/27	1,000	1,007,840
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S. (Converts to 5.875% on 7/15/09)	Baa3	Zero	1/15/28	6,700	6,351,398
Golden St. Tob. Securitiation Corp., Tob. Settlement Rev., Asset. Bkd. Sr., Ser. A-1	Baa3	5.75	6/1/47	2,000	1,915,860
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.45	9/1/36	1,500	1,476,300
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.20	9/2/25	3,385	3,495,114
Los Angeles Regional Airports Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa1	7.50	12/1/24	2,000	2,172,080
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.90	9/1/27	1,000	1,017,890
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.20	2/14/11	7,000	7,552,999
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon Ser. A	NR	6.25	9/1/23	3,000	3,180,720

See Notes to Financial Statements.

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Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR	6.00%	9/1/33	$1,000	$1,012,180
Sunridge Anatolia	NR	6.10	9/1/37	1,980	2,006,354
Roseville Joint Unified High School Dist., Ser. B, G.O., F.G.I.C., C.A.B.S.	Aaa	Zero	8/1/11	1,440	1,258,733
Saugus Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.00	9/1/33	1,800	1,829,880
Southern Calif. Pub. Pwr. Auth. Nat. Gas Proj. Rev., Proj. No. 1, Ser. A	Aa3	5.00	11/1/29	1,500	1,468,650
Vallejo, Touro Univ., C.O.P.	Ba1	7.375	6/1/29	3,500	3,658,970
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A	B-(b)	6.50	5/15/25	1,000	1,000,540
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.30	9/1/36	1,000	942,280

					57,890,972

Colorado 3.5%
Black Hawk Bus. Impvt. Dist. Utl. (Prerefunded 12/1/09)(e)	NR	7.75	12/1/19	5,285	5,797,486
Colorado Health Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	NR	5.75	1/1/37	1,500	1,470,765
AdventistHlth./Sunbelt Ser. D, Rfdg.	A1	5.25	11/15/35	2,250	2,290,455
Hosp. Poudre Valley Hlthcare., Rfdg.	Baa2	5.00	3/1/25	5,560	5,458,474
Colorado Springs Hosp. Rev., (Prerefunded 12/15/10)(e)	A3	6.375	12/15/30	1,240	1,354,874
Unrefunded balance	A3	6.375	12/15/30	1,260	1,328,443

					17,700,497

Connecticut 2.1%
Connecticut St., G.O., Ser. D (Prerefunded 11/15/11)(e)(h)	AA(b)	5.00	11/15/19	10,000	10,579,600

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	13

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Delaware 0.4%
Delaware St. Health Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1	5.00%	6/1/30	$2,000	$1,962,760

District of Columbia 0.6%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	3,000	3,063,960

Florida 4.5%
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev., Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	2,000	2,021,840
Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR	6.50	11/15/36	2,000	2,029,280
Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR	5.55	5/1/36	500	446,415
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.75	5/1/36	1,975	1,814,966
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	Aaa	5.00	10/1/26	2,000	2,040,300
Jacksonville Econ. Dev. Commn., Indl. Dev. Rev.,
Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.30	5/1/37	2,000	1,937,700
Anheuser Busch Co., Ser. B, A.M.T.	A2	4.75	3/1/47	3,000	2,642,160
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1	6.70	11/15/19	1,000	1,069,640
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.(e)	AA(b)	6.75	10/1/17	2,000	2,357,840
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C. (Mandatory put date 11/1/11)	Aaa	5.00	11/1/30	2,500	2,613,200
Paseo Cmnty Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40	5/1/36	1,365	1,180,766

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.25%	5/1/36	$1,480	$1,501,268
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A(m)	Ba1	5.50	10/1/24	1,000	1,020,640
Stoneybrook West Cmnty. Dev. Dist. Spec. Assmt. Rev., Ser. B.	NR	6.45	5/1/10	240	242,882

					22,918,897

Georgia 0.5%
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	2/15/34	1,200	1,218,156
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa	6.15	2/1/20	1,000	1,187,290

					2,405,446

Hawaii 0.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/1/24	2,000	2,141,860

Illinois 9.5%
Cary Spec. Tax Svcs. Rev., Area No. 1,
Cambridge, Ser. A (Prerefunded 3/1/10)(e)	NR	7.625	3/1/30	3,115	3,432,512
Area No. 2, Foxford Hill (Prerefunded 3/1/10)(e)	NR	7.50	3/1/30	4,572	4,943,201
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(e)	AAA(b)	7.75	3/1/27	5,000	5,719,400
Illinois Fin. Auth. Rev.,
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	2/15/37	1,000	940,610
Illinois Inst. of Technology, Ser. A	Baa1	5.00	4/1/31	2,500	2,452,550
Illinois Inst. of Technology, Ser. A	Baa1	5.00	4/1/36	5,000	4,852,200
Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000	5,117,050
Plymouth Landing Proj.	NR	6.00	5/15/37	1,000	1,000,960

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	15

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3	5.00%	5/1/30	$5,000	$4,679,550
Illinois Hlth. Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3	6.25	7/1/22	4,200	4,485,936
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aaa	Zero	12/1/11	3,360	2,885,904
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	6,000	6,227,159
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 3/1/13)(e)	NR	6.70	3/1/33	1,000	1,141,060

					47,878,092

Indiana 2.2%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB-(b)	5.50	3/1/37	2,000	1,991,180
Cmnty. Foundation Northwest Ind., Ser. A	BBB-(b)	6.00	3/1/34	3,000	3,114,990
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.00	1/1/34	1,275	1,271,392
Noblesville Redev. Auth. Economic Dev. Rev. Lease Rental 146th Str. Extn., Ser. A	A+(b)	5.25	8/1/25	3,000	3,127,980
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	5.80	9/1/47	1,500	1,448,010

					10,953,552

Iowa 0.7%
Iowa Fin. Auth. Sr. Living Fac. Rev., Deerfield Ret. Cmnty. Inc., Ser. A	NR	5.50	11/15/37	1,250	1,170,013

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)(e)	AAA(b)	9.25%	7/1/25	$2,165	$2,602,135

					3,772,148

Louisiana 0.7%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Ba1	6.625	2/1/16	3,500	3,645,915

Maine 0.8%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Piper Shores,
Ser. A (Prerefunded 1/1/09)(e)	NR	7.50	1/1/19	1,000	1,041,410
Ser. A (Prerefunded 1/1/09)(e)	NR	7.55	1/1/29	3,000	3,125,910

					4,167,320

Maryland 1.1%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj. (Prerefunded 7/1/09)(e)	AAA(b)	7.10	7/1/29	3,000	3,223,260
Maryland St. Hth. & Higher Edl. Facs. Auth. Rev., Medstar Health	A3	5.25	5/15/46	2,500	2,499,525

					5,722,785

Massachusetts 2.6%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50	5/1/14	1,750	2,073,365
Massachusetts St. Dev. Fin. Agcy. Rev.,
Hlthcare. Fac., Alliance, Ser. A	NR	7.10	7/1/32	4,010	4,121,398
Linden Ponds, Inc. Fac., Ser. A	NR	5.75	11/15/42	1,000	973,530

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	17

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig. Group, Rfdg.,
Ser. A	Baa3	5.75%	7/1/28	$2,000	$2,021,700
Ser. B	Baa3	6.75	7/1/16	3,595	3,894,679

					13,084,672

Michigan 4.0%
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.(e)(i)(j)	Aaa	6.508	6/1/11	2,000	2,005,240
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BBB(b)	6.25	7/1/40	3,000	3,224,280
Michigan Pub. Edl. Facs. Auth. Rev. Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.80	9/1/30	1,250	1,229,700
Michigan St. Hosp Fin. Auth. Rev., Rfdg.-Henry Ford Health Sys., Ser. A	A1	5.25	11/15/46	3,000	3,027,450
Trinity Hlth. Ctr. Group, Ser. A	Aa2	5.00	12/1/31	6,000	6,074,040
Michigan Strategic Fund Solid Waste Disp. Rev., A.M.T.	BBB(b)	4.50	12/1/13	1,000	991,160
Summit Academy
North Pub. Sch., Academy Rev.Rfdg.	BB+(b)	5.50	11/1/30	1,500	1,423,200
Pub. Sch., Academy Rev. Rfdg.	BB+(b)	6.25	11/1/25	2,060	2,112,056

					20,087,126

Minnesota 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev. Healtheast Proj.	Baa3	6.00	11/15/35	1,000	1,036,710

Nevada 2.3%
Clark Cnty. Impvt. Dist. Rev., No. 121, Southern Highlands Area
(Prerefunded 12/1/09)(e)	NR	7.50	12/1/19	4,655	5,079,769
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.10	8/1/18	1,975	2,037,351

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Clark Cnty. Ind. Dev. Rev., Rfdg. Nevada Pwr. Co. Proj., Ser. C	B(b)	5.50%	10/1/30	$4,500	$4,334,760

					11,451,880

New Jersey 6.6%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625	1/1/38	1,000	986,330
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,250	1,270,125
Cigarette Tax	Baa2	5.75	6/15/34	750	788,228
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	1/1/37	3,000	3,149,640
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(e)	Baa3	Zero	4/1/12	1,115	946,668
First Mtge. Franciscan Oaks Proj., Rfdg.	NR	5.70	10/1/17	165	166,843
Continental Air., Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.25	9/15/29	5,530	5,590,885
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.00	7/1/27	2,000	2,019,420
St. Peters Univ. Hosp., Ser. A	Baa2	6.875	7/1/30	2,250	2,351,048
New Jersey St. Edl. Facs. Auth. Rev., Felician
Coll. of Lodi, Ser. D	NR	7.375	11/1/22	3,375	3,442,500
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income. Secs., Ser. B, A.M.B.A.C., C.A.B.S., (Converts to 5.15% on 1/1/15)	Aaa	Zero	1/1/35	4,000	2,881,360
New Jersey St. Transn. Tr. Fd. Transn, Sys., Ser. A	A1	5.50	12/15/23	4,000	4,523,880
Tobacco Settlement Fin. Corp., NJ Rev., Ser. 1A	Baa3	5.00	6/1/41	6,000	5,137,020

					33,253,947

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	19

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Mexico 1.1%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, F.G.I.C. (Mandatory put date 8/1/12)	Aaa	4.00%	6/1/32	$2,000	$2,004,940
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. A, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50	7/1/36	1,560	1,641,104
Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.50	7/1/35	1,845	1,946,364

					5,592,408

New York 3.0%
Brookhaven Ind. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(e)(f)	NR	8.25	11/15/30	2,000	2,268,600
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	Zero	6/1/47	5,000	394,450
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	Zero	6/1/50	4,000	220,760
Metro. Trans. Auth. Rev., Svc. Contract, Rfdg., Ser. B	A2	4.75	11/15/31	4,000	4,020,360
New York City Ind. Dev. Agcy.,
Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2	6.375	7/1/31	980	996,258
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B(b)	7.125	8/1/11	3,495	3,608,518
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B(b)	7.75	8/1/31	2,000	2,267,700
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A	NR	6.125	2/15/19	1,250	1,271,038

					15,047,684

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

North Carolina 0.4%
North Carolina Eastern Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa1	5.125%	1/1/26	$2,000	$2,031,120

North Dakota 0.4%
Ward Cnty. Hlthcare. Facs. Rev., Rfdg. Trinity Oblig., Group B	BBB+(b)	6.25	7/1/21	2,000	2,041,840

Ohio 1.3%
Buckeye Tob. Settlement Fin. Auth. Asset. Bkd. Sr. Turbo, Ser. A-2	Baa3	6.50	6/1/47	1,000	1,037,450
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/1/30	3,000	3,247,800
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T.
(Mandatory put date 7/1/09)	BBB(b)	4.50	7/1/21	1,000	1,000,260
Richland Cnty. Hosp. Facs. Rev., Medcentral Hlth. Sys., Ser. A
(Prerefunded 11/15/10)(e)	A-(b)	6.125	11/15/16	665	720,880
Medcentral Hlth. Sys., Unref., Ser. A	A-(b)	6.125	11/15/16	335	354,199

					6,360,589

Oklahoma 0.9%
Norman Regional Hospital Authority Rev.	BBB(b)	5.375	9/1/36	2,000	1,983,900
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership Ln. Prog. Ser. B, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.875	9/1/33	2,345	2,372,906

					4,356,806

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	21

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania 5.2%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	Ba3	9.25%	11/15/15	$960	$1,106,381
Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	Ba3	9.25	11/15/22	1,825	2,154,632
Ohio
Valley Gen. Hosp. Proj., Ser. A	Baa2	5.125	4/1/35	1,335	1,259,079
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated,
Ser. A (Prerefunded 1/1/13)(e)	NR	7.25	1/1/35	2,890	3,389,219
Ser. A (Prerefunded 1/1/13)(e)	NR	7.25	1/1/35	1,110	1,301,741
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.90	7/1/40	1,000	988,480
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch. (Prerefunded 9/15/13)(e)	AA-(b)	5.50	3/15/26	780	856,479
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Colver Proj., Ser F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/1/18	1,500	1,500,345
Philadelphia Auth. For Indl. Dev. Revs., Please Touch Museum Proj.	BBB-(b)	5.25	9/1/31	1,500	1,505,145
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Children’s Hosp. Philadelphia Proj., Ser. A	Aa2	4.50	7/1/37	2,000	1,878,120
Grad. Hlth. Sys. (cost $917,715; purchased 1/22/98)(c)(i)(k)	Ca	7.00	7/1/10	911	9
Grad. Hlth. Sys. (cost $1,267,741; purchased 1/22/98) (c)(i)(k)	NR	7.25	7/1/18	1,251	13
Grad. Hlth. Sys., Ser. A (cost $1,042,370; purchased 1/21/98)(c)(i)(k)	NR	6.25	7/1/13	1,111	11

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Temple Univ. Hlth. Sys. Rfdg., Ser. B	Baa3	5.50%	7/1/26	$3,000	$3,065,190
Somerset Cnty. Hosp. Auth. Rev., GF Somers Hlthcare. First Mtge. (cost $1,106,647; purchased 2/10/97)(d)(i)(k)	NR	8.40	6/1/09	1,095	810,300
GF Somers Hlthcare. First Mtge. (cost $8,898,687; purchased 2/10/97)(d)(i)(k)	NR	8.50	6/1/24	8,805	6,390,140

					26,205,284

Puerto Rico 3.2%
Puerto Rico Comwlth. Govt. Dev. Bank, Sr. Notes,
Ser. B	Baa3	5.00	12/1/15	2,715	2,853,356
Ser. C, A.M.T.	Baa3	5.25	1/1/15	3,000	3,162,630
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	Baa2	5.50	7/1/28	2,500	2,748,425
Puerto Rico Comwlth. Rfdg. Pub. Impt., G.O., Ser. B	Baa3	5.00	7/1/35	5,000	5,045,200
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.,
Ser. TT	A3	5.00	7/1/22	1,000	1,037,190
Ser. TT	A3	5.00	7/1/32	1,250	1,273,913

					16,120,714

South Carolina 0.1%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth., Ser. C (Prerefunded 8/1/13)(e)	Baa1	6.875	08/1/27	540	627,577

Tennessee 8.7%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625	11/1/17	2,000	2,114,800
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, M.B.I.A.	Aaa	6.75	7/1/17	2,000	2,389,320

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	23

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Health,
Ser. A, C.A.B.S.	A-(b)	Zero	1/1/35	$1,000	$230,830
Univ. Health Sys., Inc.	BBB+(b)	5.25%	4/1/27	3,000	3,019,800
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B (cost $26,000,000; purchased 12/30/98)(i)(k)	NR	6.50	9/1/28	26,000	24,950,379
Rutherford Cnty. Hlth. & Edl. Facs. Brd., First Mtge. Rev., Group Homes, Inc.	NR	9.50	12/1/19	5,100	5,108,517
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
Methodist Hlthcare. (Prerefunded 9/1/12)(e)	NR	6.50	9/1/26	2,195	2,481,184
Methodist Hlthcare., (Prerefunded 9/1/12)(e)	AAA(b)	6.50	9/1/26	1,305	1,475,146
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Aa3	5.00	2/1/18	2,000	2,036,800

					43,806,776

Texas 9.4%
Alliance Arpt. Auth., Inc. Tex. Spl. Facs. Rev., American Airlines, Inc. Proj., A.M.T.	CCC+(b)	5.75	12/1/29	2,500	2,374,150
Austin Convention Enterprises, Inc., Convention Ctr., Rfdg. Second Tier, Ser. B	Ba2	5.75	1/1/24	1,000	989,540
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	Caa1	5.40	10/1/29	1,000	964,800
TXU Energy Co. LLC, A.M.T.	Caa1	5.40	5/1/29	2,000	1,838,020
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev.,
American Airlines, Inc., A.M.T.	CCC+(b)	5.50	11/1/30	2,000	1,830,780
American Airlines, Inc., A.M.T.	Caa1	6.375	5/1/35	3,000	3,012,990
American Airlines, Inc., Ser. A. A.M.T. (Mandatory put date 5/1/08)	Caa1	8.50	5/1/29	2,000	2,021,080

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

American Airlines, Inc., Ser. C, A.M.T. (Mandatory put date 11/1/07)	Caa1	6.15%	5/1/29	$3,950	$3,947,749
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	9/1/34	3,000	3,171,120
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A (Prerefunded 2/15/14)(e)	AAA(b)	7.125	2/15/34	1,250	1,492,650
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00	6/1/18	4,000	4,053,880
Kerrville Hlth. Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-(b)	5.375	8/15/35	4,050	3,989,331
Matagorda Cnty. Nav. Dist. No. 1, Pollution Ctl. Rev., Rfdg. Bnds. (AEP Texas Proj.), Ser. B, Remarketed, A.M.B.A.C., A.M.T.	Aaa	4.55	5/1/30	2,000	1,882,860
North Central Texas Hlth. Fac. Dev. Corp. Rev., Edgemere Ret. Fac. Sr. Hsg., Ser. A (Prerefunded 11/15/09)(e)	NR	7.50	11/15/29	2,000	2,189,160
SA Energy Acquisition Pub. Fac. Corp. Gas Supply Rev.	Aa3	5.50	8/1/27	2,500	2,582,275
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1	6.15	8/1/22	1,000	1,007,180
San Leanna Ed. Facs. Corp. Higher Ed. Rev. Rfdg., Saint Edwards Univ. Proj.	Baa2	4.75	6/1/32	2,750	2,529,230
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Retirement Fac. C.C. Young Mem. Home Proj.	NR	5.75	2/15/25	1,150	1,132,566
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien, Ser. A	A1	5.25	12/15/26	3,900	3,871,842
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.(e)	Aaa	Zero	9/1/15	50	36,616

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	25

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	BB+(b)	5.375%	02/15/37	$1,000	$928,440
Ed. Idea Pub. Sch. Proj., Ser. A, A.C.A.	A(b)	5.00	08/15/30	2,000	1,908,280

					47,754,539

Vermont 0.3%
Vermont Edl. & Health Blds., Fing. Agcy. Rev., Hosp-Fletcher Allen Hlth., Ser A	Baa1	4.75	12/1/36	1,500	1,361,790

Virginia 3.1%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3	5.25	7/1/17	3,445	3,619,868
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	Baa1	5.875	6/1/17	2,000	2,121,700
Gloucester Cnty. Ind. Dev. Auth. Solid Wste Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	9/1/38	2,700	2,753,028
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.00	9/1/26	5,455	5,620,341
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	6/1/28	1,600	1,631,424

					15,746,361

Washington 1.4%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	Aaa	Zero	2/1/10	870	800,583
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375	12/1/22	1,190	1,207,862
Skagit Valley Hosp.	Baa2	5.50	12/1/30	1,250	1,259,663
Skagit Valley Hosp.	Baa2	5.75	12/1/32	1,000	1,028,450

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.50%	6/1/26	$2,430	$2,548,876
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.(e)	Aaa	7.25	7/1/09	385	399,730

					7,245,164

West Virginia 1.5%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(e)	A2	6.75	9/1/30	7,000	7,678,159

Wisconsin 1.3%
Badger Tobacco Asset Secur. Corp., Rev. Asset Bkd.	Baa3	6.125	6/1/27	2,580	2,666,533
Milwaukee Redev. Auth. Redev. Rev. Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.75	8/1/35	1,500	1,505,520
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.75	8/15/34	1,250	1,330,850
Eastcastle Place, Inc. Proj.	NR	6.125	12/1/34	1,000	1,001,180

					6,504,083

Total long-term investments (cost $497,198,062)					501,508,553

SHORT-TERM INVESTMENTS 0.9%

Alabama 0.6%
McIntosh Indl. Dev. Brd. Environ. Impt. Rev., CIBC Specialty Chem. Corp., Ser. E, A.M.T., F.R.D.D.(g)	P-2	3.90%	11/01/07	2,900	2,900,000

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	27

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tennessee 0.3%
Sevier Cnty. Pub. Bldg. Auth. Adj. Loc. Govt. Pub. Impt., Ser. IV-4, F.R.D.D.(g)	VMIG1	3.62%	11/01/07	$1,400	$1,400,000

Total short-term investments (cost $4,300,000)					4,300,000

Total Investments 100.1% (cost $501,498,062; Note 5)					505,808,553
Liabilities in excess of other assets(l)(n) (0.1)%					(309,639)

Net Assets 100.0%					$505,498,914

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—ACA Financial Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Represents issuer in default of interest payments.
(e)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin on financial futures contracts.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at October 31, 2007.

See Notes to Financial Statements.

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(h)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floater and the floating rate note (included in liabilities) is $5,000,000 and $5,000,000, respectively.
(i)	Indicates a security that has been deemed illiquid.
(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of October 31, 2007.
(k)	Indicates a security restricted to resale. The aggregate cost of such securities is $39,233,160. The aggregate value of $32,150,852 is approximately 6.4% of net assets.
(l)	Includes $5,000,000 payable for the floating rate note issued.
(m)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(n)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at October 31, 2007:

Number of Contracts	Type	Expiration Date	Value at October 31, 2007	Value at Trade Date	Unrealized Depreciation
	Short Positions:
13	U.S. Treasury 30 Yr. Bond	Dec. 07	$1,463,719	$1,447,749	$(15,970)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2007 was as follows:

Healthcare	32.5%
Corporate Backed IDB & PCR	15.0
Special Tax/Assessment District	13.0
Other	12.0
Education	6.1
General Obligation	5.9
Transportation	3.6
Power	3.4
Tobacco	2.8
Housing	2.5
Lease Backed Certificate of Participation	1.9
Short-Term Investments	0.9
Solid Waste/Resource Recovery	0.3
Water & Sewer	0.2

100.1
Liabilities in excess of other assets	(0.1)

Net Assets	100.0%

Industry Classification is subject to change.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	29

Statement of Assets and Liabilities

as of October 31, 2007 (Unaudited)

Assets
Unaffiliated investments, at value (cost $501,498,062)	$505,808,553
Cash	274,869
Interest receivable	8,718,001
Receivable for Series shares sold	91,552
Due from broker - variation margin	13,000
Prepaid expenses	8,432

Total assets	514,914,407

Liabilities
Payable for floating rate notes issued	5,000,000
Payable for investments purchased	2,040,749
Payable for Series shares reacquired	974,991
Dividends payable	648,794
Accrued expenses	289,043
Management fee payable	215,770
Distribution fee payable	129,132
Interest expense and fees payable	87,067
Transfer agent fee payable	14,980
Deferred trustees’ fees	14,967

Total liabilities	9,415,493

Net Assets	$505,498,914

Net assets were comprised of:
Shares of beneficial interest, at par	$492,940
Paid-in capital in excess of par	552,378,186

552,871,126
Undistributed net investment income	2,433,553
Accumulated net realized loss on investments, financial futures transactions and swaps	(54,100,286)
Net unrealized appreciation on investments and financial futures transactions	4,294,521

Net assets, October 31, 2007	$505,498,914

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($416,274,676 ÷ 40,596,640 shares of beneficial interest issued and outstanding)	$10.25
Maximum sales charge (4% of offering price)	.43

Maximum offering price to public	$10.68

Class B
Net asset value, offering price and redemption price per share ($50,325,903 ÷ 4,904,434 shares of beneficial interest issued and outstanding)	$10.26

Class C
Net asset value, offering price and redemption price per share ($29,357,704 ÷ 2,861,770 shares of beneficial interest issued and outstanding)	$10.26

Class Z
Net asset value, offering price and redemption price per share ($9,540,631 ÷ 931,205 shares of beneficial interest issued and outstanding)	$10.25

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	31

Statement of Operations

Six Months Ended October 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$15,227,055

Expenses
Management fee	1,312,048
Distribution fee—Class A	539,695
Distribution fee—Class B	136,536
Distribution fee—Class C	112,244
Transfer agent’s fees and expenses (including affiliated expense of $75,700)	132,000
Interest expense and fees	87,067
Custodian’s fees and expenses	51,000
Registration fees	25,000
Reports to shareholders	24,000
Audit fee	15,000
Legal fees and expenses	13,000
Trustees’ fees	10,000
Insurance	6,000
Miscellaneous	4,614

Total expenses	2,468,204
Less: Custodian fee credit (Note 1)	(32)

Net expenses	2,468,172

Net investment income	12,758,883

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(1,269,670)
Financial futures transactions	(69,442)
Interest rate swap	309,000

(1,030,112)

Net change in unrealized appreciation (depreciation) on:
Investments	(13,571,460)
Financial futures transactions	2,171
Interest rate swap	(9,067)

(13,578,356)

Net loss on investments	(14,608,468)

Net Decrease In Net Assets Resulting From Operations	$(1,849,585)

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$12,758,883	$27,876,534
Net realized gain (loss) on investment and financial futures transactions	(1,030,112)	7,378,251
Net change in unrealized appreciation (depreciation) on investments and financial futures	(13,578,356)	2,282,886

Net increase (decrease) in net assets resulting from operations	(1,849,585)	37,537,671

Dividends from net investment income (Note 1)
Class A	(10,114,981)	(21,570,038)
Class B	(1,210,395)	(3,174,686)
Class C	(626,891)	(1,221,320)
Class Z	(239,865)	(469,819)

	(12,192,132)	(26,435,863)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	11,398,484	32,293,361
Net asset value of shares issued in reinvestment of dividends	6,615,514	14,073,450
Cost of shares reacquired	(41,637,014)	(86,426,740)

Net decrease in net assets from Series share transactions	(23,623,016)	(40,059,929)

Total decrease	(37,664,733)	(28,958,121)

Net Assets
Beginning of period	543,163,647	572,121,768

End of period(a)	$505,498,914	$543,163,647

(a) Includes undistributed net investment income of:	$2,433,553	$1,866,802

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	33

Portfolio of Investments

as of October 31, 2007 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 97.8%

California 6.7%
California Hlth. Facs. Fin., Auth. Rev. Cedar-Sinai Med. Ctr.	A2	5.00%	11/15/21	$1,000		$1,024,580
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	5,000		5,278,450
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B, C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Aaa	Zero	6/01/23	1,500		1,288,950
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A	Aaa	Zero	1/15/36	10,000		2,573,900
University of CA Rev., Unrefunded Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	850		881,348
University of CA Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C.(Prerefunded Date 5/15/12)(c)	Aaa	5.25	5/15/30	2,150		2,324,967

						13,372,195

Colorado 4.2%
Denver City & Cnty. Arpt. Rev., Ser. A, F.G.I.C.	Aaa	5.00	11/15/16	2,000		2,152,460
Ser. A, F.G.I.C.	Aaa	5.00	11/15/25	3,500		3,652,495
Ser. B, A.M.T., F.G.I.C.	Aaa	5.00	11/15/15	2,500		2,651,500

						8,456,455

District of Columbia 4.2%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,000		2,042,640
Dist. of Columbia, G.O.,
Ser. A, E.T.M., M.B.I.A.(c)	Aaa	6.50	6/01/10	2,905	(d)	3,122,846
Ser. A, M.B.I.A.	Aaa	6.50	6/01/10	3,095	(d)	3,319,945

						8,485,431

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida 2.3%
Jacksonville Economic Dev. Comm. Hlth. Care Facs. Rev., Mayo Clinic	Aa2	5.00%	11/15/36	$1,500	$1,517,640
Polk Cnty. Sch. Dist., Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/17	1,580	1,718,455
Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/18	1,325	1,420,864

					4,656,959

Georgia 2.7%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.(c)	Aaa	6.50	1/01/10	2,000	2,124,460
Newnan Hosp. Auth. Rev., M.B.I.A.	Aaa	5.50	1/01/21	3,185	3,367,755

					5,492,215

Hawaii 4.2%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs. Rev., Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000	8,407,119

Idaho 2.6%
Idaho Hsg. & Fin. Assn., Fed. Hwy. Tr., M.B.I.A.	Aaa	5.00	7/15/21	5,000	5,292,600

Illinois 12.4%
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A., A.M.T.	Aaa	5.75	1/01/22	5,000	5,056,200
Chicago O’Hare Int’l Arpt. Rev., Pass. Facs. Chrg.,
Ser. A, A.M.B.A.C.	Aaa	5.625	1/01/15	2,000	2,006,280
Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	4,000	4,233,720
Ser. B, F.G.I.C.	Aaa	5.25	1/01/15	1,000	1,084,950
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev., Ser. A-1, F.S.A.	Aaa	5.00	1/01/24	5,000	5,250,700
Illinois St., G.O., F.S.A.	Aaa	5.25	4/01/22	2,500	2,630,450

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	35

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick,
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	12/15/34	$10,000	$2,726,000
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	12/15/37	7,500	1,803,225

					24,791,525

Indiana 4.1%
Indiana Fin. Auth. Hwy. Rev. Rfdg. Ser. A, F.G.I.C	Aaa	5.00%	12/01/16	1,595	1,721,978
Indianapolis Local Pub. Impt. Bd. Bk., Rev.,
Indianapolis Airport Auth., A.M.T., A.M.B.A.C.	Aaa	5.00	1/01/36	2,500	2,510,300
Waterworks Proj., Ser. A, M.B.I.A.	Aaa	5.50	7/01/18	3,540	3,971,030

					8,203,308

Louisiana 0.8%
New Orleans, G.O., Rfdg. M.B.I.A.	Aaa	5.25	12/01/22	1,540	1,642,194

Massachusetts 4.5%
Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B, M.B.I.A.	Aaa	5.50	7/01/27	1,325	1,523,021
Massachusetts St. Rfdg. Ser. B, F.S.A.	Aaa	5.25	9/01/24	3,000	3,346,410
Massachusetts St., Cons. Ln., Ser. C, F.S.A.	Aaa	5.00	8/01/19	2,000	2,150,000
Massachusetts St., Fltr. Cons. Ln., Ser. A, F.G.I.C.	Aaa	4.159	5/01/37	2,000	1,872,880

					8,892,311

Michigan 3.0%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded Date 7/01/13)(c)	Aaa	5.25	7/01/32	5,500	5,961,175

New Jersey 4.3%
Jersey City Swr. Auth., Rev.,
A.M.B.A.C.	Aaa	6.00	1/01/10	2,585	2,721,902
A.M.B.A.C.	Aaa	6.25	1/01/14	4,255	4,713,051

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/01/15)	Aaa	Zero	1/01/35	$1,500	$1,080,510

					8,515,463

New York 10.0%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75%	5/01/21	2,750	2,980,533
Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750	1,901,270
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev.,
Ser. B, M.B.I.A.	Aaa	5.50	7/01/19	5,000	5,377,800
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	7,285	7,799,977
New York Convention Ctr. Dev. Corp., Rev., Hotel Unit Fee, A.M.B.A.C.	Aaa	5.00	11/15/30	2,000	2,073,620

					20,133,200

Oklahoma 2.2%
Oklahoma City Arpt. Trust, Jr. Lien Rev.,
Ser. 29B, Rfdg. A.M.B.A.C.	Aaa	5.00	7/01/21	1,690	1,785,401
Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75	2/01/18	2,620	2,623,327

					4,408,728

Pennsylvania 6.8%
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev.,
Colver Proj., Ser. F, Rfdg. A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	2,500	2,646,700
Colver Proj., Ser. F, Rfdg. A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	1,250	1,250,288
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	5,000	5,404,250
Pennsylvania St.Tpk. Commn. Rev., Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,000	2,221,420

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	37

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Philadelphia Wtr. & Swr. Rev., Wtr. Util. Impvt., Ser. A, F.S.A.	Aaa	5.25%	7/01/20	$2,000	$2,141,740

					13,664,398

South Carolina 3.8%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	Aaa	5.75	4/01/20	4,180	4,415,459
South Carolina St. Pub. Svc. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	1/01/21	3,000	3,185,580

					7,601,039

Texas 10.0%
Corpus Christi Util., Sys. Rev., Ser. A, F.S.A.
(Prerefunded Date 7/15/10)(c)	Aaa	6.00	7/15/19	3,255	3,468,137
(Prerefunded Date 7/15/10)(c)	Aaa	6.00	7/15/20	3,450	3,675,906
Houston Arpt. Sys. Rev., E.T.M.(c)	Aaa	7.20	7/01/13	2,455	2,724,534
Houston Higher Ed. Fin. Corp., Ed. Rev., Rice Univ. Proj., Ser. B	Aaa	4.75	11/15/33	2,000	2,006,460
Northside Tex. Indpt. Sch. Dist. Rfdg. Ser. D, G.O., P.S.F.G.	Aaa	5.00	6/15/28	5,150	5,346,988
Texas St. Transn. Commn. Rev., First Tier	Aa1	5.00	4/01/27	2,700	2,821,581

					20,043,606

Utah 1.1%
Intermountain Pwr. Agy. Pwr. Supply Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	7/01/17	2,000	2,148,960

Washington 7.4%
Clark Cnty. Sch. Dist. No. 114, Evergreen, G.O., F.S.A.	Aaa	5.25	12/01/18	3,800	4,023,098
Port Seattle Wash. Rev., Rfdg. Interm. Lien, X.L.C.A.	Aaa	5.00	2/01/28	3,000	3,091,800
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aaa	5.375	12/01/19	2,000	2,120,360

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Washington St. Health Care Facs. Auth. Rev., Providence Healthcare,
Ser. A, F.G.I.C. (Prerefunded Date 10/01/16)(c)	Aaa	5.00%	10/01/36	$85	$92,651
Unrefunded Bal., Ser. A, F.G.I.C	Aaa	5.00	10/01/36	2,915	2,984,377
Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375	12/01/18	2,505	2,537,891

					14,850,177

West Virginia 0.5%
West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875	7/01/20	1,015	1,066,227

Total long-term investments (cost $189,874,563)					196,085,285

SHORT-TERM INVESTMENTS 0.9%

California 0.1%
California Hsg. Fin. Agy. Rev., Var. Amt. Home Mtg., Ser. U, F.S.A. F.R.D.D.	VMIG1	3.61(e)	11/01/07	170	170,000

Illinois 0.8%
Municipal Secs. Trust Ctfs., Ser. 2000-93, (Class A), A.M.T., A.M.B.A.C. F.R.D.D.	A-1(b)	3.63(e)	11/01/07	1,500	1,500,000

Total short-term investments (cost $1,670,000)					1,670,000

Total Investments 98.7% (cost $191,544,563; Note 5)(f)					197,755,285
Other assets in excess of liabilities 1.3%					2,702,109

Net Assets 100.0%					$200,457,394

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	39

Portfolio of Investments

as of October 31, 2007 (Unaudited) continued

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(e).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

P.S.F.G.—Permanent School Fund Guaranty.

X.L.C.A.—XL Capital Assurance.

(b)	Standard & Poor’s rating.
(c)	All or partial escrowed to maturity and prerefunded securities are secured by escrowed cash and/or U.S. government guaranteed obligations.
(d)	All or partial amount segregated as initial margin on financial futures contracts.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at October 31, 2007.
(f)	Other assets in excess of liabilities include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at October 31, 2007:

Number of Contracts	Type	Expiration Date	Value at October 31, 2007	Value at Trade Date	Unrealized Appreciation
	Short Positions:
24	U.S. Treasury 10 Yr. Notes	Dec. 07	$2,640,375	$2,620,108	$20,267
27	U.S. Treasury 30 Yr. Notes	Dec. 07	3,040,032	3,004,855	35,177

					$55,444

See Notes to Financial Statements.

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The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2007 was as follows:

Transportation	32.6%
General Obligation	17.4
Water & Sewer	16.0
Special Tax/Assessment District	7.0
Healthcare	6.1
Corporate Backed IDB & PCR	4.2
Solid Waste/Resource Recovery	2.9
Pooled Financing	2.7
Power	2.7
Lease Backed Certificate of Participation	2.3
Education	2.0
Housing	1.3
Short-Term Investments	0.9
Tobacco Appropriated	0.6

98.7
Other assets in excess of liabilities	1.3

Net Assets	100.0%

Industry Classification is subject to change.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	41

Statement of Assets and Liabilities

as of October 31, 2007 (Unaudited)

Assets
Unaffiliated investments, at value (cost $191,544,563)	$197,755,285
Cash	9,215
Interest receivable	3,200,443
Receivable for Series shares sold	54,273
Prepaid expenses	3,329

Total assets	201,022,545

Liabilities
Dividends payable	199,628
Accrued expenses	113,623
Management fee payable	85,476
Distribution fee payable	49,805
Payable for Series shares reacquired	49,521
Due to broker—variation margin	42,375
Deferred trustees’ fees	13,597
Transfer agent fee payable	11,126

Total liabilities	565,151

Net Assets	$200,457,394

Net assets were comprised of:
Shares of beneficial interest, at par	$189,136
Paid-in capital in excess of par	192,635,238

192,824,374
Undistributed net investment income	315,596
Accumulated net realized gain on investments and financial futures transactions	1,051,258
Net unrealized appreciation on investments and financial futures contracts	6,266,166

Net assets, October 31, 2007	$200,457,394

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($168,657,709 ÷ 15,917,483 shares of beneficial interest issued and outstanding)	$10.60
Maximum sales charge (4.00% of offering price)	.44

Maximum offering price to public	$11.04

Class B
Net asset value, offering price and redemption price per share ($23,503,559 ÷ 2,213,805 shares of beneficial interest issued and outstanding)	$10.62

Class C
Net asset value, offering price and redemption price per share ($5,972,774 ÷ 562,782 shares of beneficial interest issued and outstanding)	$10.61

Class Z
Net asset value, offering price and redemption price per share ($2,323,352 ÷ 219,550 shares of beneficial interest issued and outstanding)	$10.58

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	43

Statement of Operations

Six Months Ended October 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$4,902,033

Expenses
Management fee	518,975
Distribution fee—Class A	218,770
Distribution fee—Class B	61,434
Distribution fee—Class C	20,672
Transfer agent’s fees and expenses (including affiliated expense of $37,300)	58,000
Custodian’s fees and expenses	31,000
Registration fees	20,000
Audit fee	15,000
Legal fees and expenses	15,000
Reports to shareholders	15,000
Trustees’ fees	7,000
Miscellaneous	9,605

Total expenses	990,456
Less: Custodian fee credit (Note 1)	(1,161)

Net expenses	989,295

Net investment income	3,912,738

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	(116,713)
Financial futures transactions	198,902

82,189

Net change in unrealized appreciation (depreciation) on:
Investments	(2,954,505)
Financial futures contracts	61,196

(2,893,309)

Net loss on investment transactions	(2,811,120)

Net Increase In Net Assets Resulting From Operations	$1,101,618

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,912,738	$8,501,246
Net realized gain on investments and financial futures transactions	82,189	792,351
Net change in unrealized appreciation (depreciation) on investments and financial futures contracts	(2,893,309)	2,637,590

Net increase in net assets resulting from operations	1,101,618	11,931,187

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(3,294,943)	(7,204,497)
Class B	(432,021)	(944,255)
Class C	(90,050)	(179,669)
Class Z	(49,896)	(112,223)

	(3,866,910)	(8,440,644)

Distributions from net realized gains
Class A	—	(1,131,737)
Class B	—	(155,496)
Class C	—	(31,606)
Class Z	—	(18,294)

	—	(1,337,133)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,625,998	8,362,252
Net asset value of shares issued in reinvestment of dividends and distributions	2,424,299	6,218,667
Cost of shares reacquired	(19,583,183)	(40,649,767)

Net decrease in net assets from Series share transactions	(13,532,886)	(26,068,848)

Total decrease	(16,298,178)	(23,915,438)

Net Assets
Beginning of period	216,755,572	240,671,010

End of period(a)	$200,457,394	$216,755,572

(a) Includes undistributed net investment income of:	$315,596	$269,768

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	45

Notes to Financial Statements

(Unaudited)

Dryden Municipal Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the “High Income Series” and the “Insured Series”. Investment operations for Class A, Class B, Class C and Class Z shares of each Series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

The investment objectives of the Series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the normal close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or

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board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the

Dryden Municipal Bond Fund	47

Notes to Financial Statements

(Unaudited) continued

financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option that is traded in the over-the counter market, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swap: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were developed as asset/liability management tools. In more complex swaps, the notional principal may decline (or amortize) over time.

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During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract, if any. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to market interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dryden Municipal Bond Fund	49

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund declares dividends from the net investment income daily and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid- in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and

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.45 of 1% of the average daily net assets of each series in excess of $1 billion. The effective management fee rate was .50 of 1% of the average daily net assets of the High Income and Insured Series for the six months ended October 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% average daily net assets of the Class A shares and Class C shares, respectively.

PIMS has advised the High Income Series and Insured Series that it received approximately $44,800 and $5,400 for Class A shares, respectively, in front-end sales charges during the six months ended October 31, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the High Income Series and Insured Series that for the six months ended October 31, 2007, it received approximately $26,200 ($100 Class A; $25,800 Class B; $300 Class C) and $14,000 ($12,700 Class B; $1,300 Class C), respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a

Dryden Municipal Bond Fund	51

Notes to Financial Statements

(Unaudited) continued

commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Series did not borrow any amounts pursuant to the SCA during the six months ended October 31, 2007.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended October 31, 2007, the Fund incurred approximately $59,600 ($50,100 High Income Series; $9,500 Insured Series) in total networking fees of which approximately $26,300 was paid to First Clearing ($20,700 High Income Series; $5,600 Insured Series). These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2007, were as follows:

Series	Purchases	Sales
High Income	$99,917,837	$126,422,956
Insured	$12,105,535	$26,423,555

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Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation (depreciation) as of October 31, 2007 were as follows:

Series	Tax Basis	Appreciation	Depreciation	Total Unrealized Appreciation	Other Cost Basis Adjustment	Total Net Unrealized Appreciation
High Income	$499,056,419	$20,700,514	($13,948,380)	$6,752,134	$9,067	$6,761,201
Insured	$190,971,628	$7,227,100	($443,443)	$6,783,657	—	$6,783,657

The difference between book and tax basis were primarily due to the difference between financial and tax reporting with respect to accretion of market discount and municipal tender option bond transaction. The other cost basis adjustments were primarily attributable to appreciation on interest rate swaps.

For federal income tax purposes, the High Income Series has a capital loss carryforward as of April 30, 2007 of approximately $55,034,000, of which $5,906,000 expires in 2008, $20,095,000 expires in 2009, $13,512,000 expires in 2010, $4,457,000 expires in 2011 and $11,064,000 expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. In addition, the Series utilized approximately of $1,938,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended April 30, 2007. Also, approximately $1,199,000 of its capital loss carryforward expired in the fiscal year ended April 30, 2007. It is unlikely the Series will be able to realize the full benefit of the remaining carryforwards prior to the expiration date.

Note 6. Capital

The High Income Series and Insured Series offer Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Dryden Municipal Bond Fund	53

Notes to Financial Statements

(Unaudited) continued

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

Dryden Municipal Bond Fund/High Income Series

Class A	Shares	Amount
Six months ended October 31, 2007:
Shares sold	540,713	$5,571,374
Shares issued in reinvestment of dividends	528,410	5,444,936
Shares reacquired	(3,168,481)	(32,652,549)

Net increase (decrease) in shares outstanding before conversion	(2,099,358)	(21,636,239)
Shares issued upon conversion from Class B	454,464	4,688,856

Net increase (decrease) in shares outstanding	(1,644,894)	$(16,947,383)

Year ended April 30, 2007:
Shares sold	1,613,562	$16,961,622
Shares issued in reinvestment of dividends	1,094,506	11,483,605
Shares reacquired	(6,389,309)	(66,991,309)

Net increase (decrease) in shares outstanding before conversion	(3,681,241)	(38,546,082)
Shares issued upon conversion from Class B	2,162,578	22,712,217

Net increase (decrease) in shares outstanding	(1,518,663)	$(15,833,865)

Class B
Six months ended October 31, 2007:
Shares sold	269,009	$2,788,749
Shares issued in reinvestment of dividends	58,021	598,641
Shares reacquired	(501,210)	(5,182,083)

Net increase (decrease) in shares outstanding before conversion	(174,180)	(1,794,693)
Shares reacquired upon conversion into Class A	(454,199)	(4,688,856)

Net increase (decrease) in shares outstanding	(628,379)	$(6,483,549)

Year ended April 30, 2007:
Shares sold	521,323	$5,467,582
Shares issued in reinvestment of dividends	140,893	1,478,160
Shares reacquired	(1,214,056)	(12,731,452)

Net increase (decrease) in shares outstanding before conversion	(551,840)	(5,785,710)
Shares reacquired upon conversion into Class A	(2,162,578)	(22,712,217)

Net increase (decrease) in shares outstanding	(2,714,418)	$(28,497,927)

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Class C	Shares	Amount
Six months ended October 31, 2007:
Shares sold	232,692	$2,402,279
Shares issued in reinvestment of dividends	34,063	351,218
Shares reacquired	(277,451)	(2,862,208)

Net increase (decrease) in shares outstanding	(10,696)	$(108,711)

Year ended April 30, 2007:
Shares sold	676,592	$7,109,768
Shares issued in reinvestment of dividends	63,461	666,335
Shares reacquired	(444,010)	(4,666,286)

Net increase (decrease) in shares outstanding	296,043	$3,109,817

Class Z
Six months ended October 31, 2007:
Shares sold	62,027	$636,082
Shares issued in reinvestment of dividends	21,433	220,719
Shares reacquired	(91,311)	(940,174)

Net increase (decrease) in shares outstanding	(7,851)	$(83,373)

Year ended April 30, 2007:
Shares sold	261,845	$2,754,389
Shares issued in reinvestment of dividends	42,465	445,350
Shares reacquired	(193,869)	(2,037,693)

Net increase (decrease) in shares outstanding	110,441	$1,162,046

Dryden Municipal Bond Fund/Insured Series

Class A	Shares	Amount
Six months ended October 31, 2007:
Shares sold	108,220	$1,137,673
Shares issued in reinvestment of dividends	193,368	2,039,347
Shares reacquired	(1,561,540)	(16,487,645)

Net increase (decrease) in shares outstanding before conversion	(1,259,952)	(13,310,625)
Shares issued upon conversion from Class B	97,679	1,033,389

Net increase (decrease) in shares outstanding	(1,162,273)	$(12,277,236)

Year ended April 30, 2007:
Shares sold	421,255	$4,529,270
Shares issued in reinvestment of dividends and distributions	491,890	5,282,341
Shares reacquired	(3,022,935)	(32,450,676)

Net increase (decrease) in shares outstanding before conversion	(2,109,790)	(22,639,065)
Shares issued upon conversion from Class B	277,437	2,983,087

Net increase (decrease) in shares outstanding	(1,832,353)	$(19,655,978)

Dryden Municipal Bond Fund	55

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended October 31, 2007:
Shares sold	132,721	$1,413,427
Shares issued in reinvestment of dividends	27,862	294,561
Shares reacquired	(202,957)	(2,143,255)

Net increase (decrease) in shares outstanding before conversion	(42,374)	(435,267)
Shares reacquired upon conversion into Class A	(97,453)	(1,033,389)

Net increase (decrease) in shares outstanding	(139,827)	$(1,468,656)

Year ended April 30, 2007:
Shares sold	140,273	$1,510,963
Shares issued in reinvestment of dividends and distributions	65,430	703,635
Shares reacquired	(422,590)	(4,537,325)

Net increase (decrease) in shares outstanding before conversion	(216,887)	(2,322,727)
Shares reacquired upon conversion into Class A	(276,981)	(2,983,087)

Net increase (decrease) in shares outstanding	(493,868)	$(5,305,814)

Class C
Six months ended October 31, 2007:
Shares sold	82,070	$872,782
Shares issued in reinvestment of dividends	5,405	57,111
Shares reacquired	(43,044)	(455,557)

Net increase (decrease) in shares outstanding	44,431	$474,336

Year ended April 30, 2007:
Shares sold	96,831	$1,044,372
Shares issued in reinvestment of dividends and distributions	11,549	124,213
Shares reacquired	(150,694)	(1,623,775)

Net increase (decrease) in shares outstanding	(42,314)	$(455,190)

Class Z
Six months ended October 31, 2007:
Shares sold	19,066	$202,116
Shares issued in reinvestment of dividends	3,160	33,280
Shares reacquired	(46,956)	(496,726)

Net increase (decrease) in shares outstanding	(24,730)	$(261,330)

Year ended April 30, 2007:
Shares sold	118,815	$1,277,647
Shares issued in reinvestment of dividends and distributions	10,116	108,478
Shares reacquired	(190,748)	(2,037,991)

Net increase (decrease) in shares outstanding	(61,817)	$(651,866)

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Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from the FASB, and on-going analysis of tax laws, regulations and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden Municipal Bond Fund	57

Financial Highlights

High Income Series

(Unaudited)

	Class A
	Six Months Ended October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.53

Income from investment operations:
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	(.30)

Total from investment operations	(.04)

Less Dividends:
Dividends from net investment income	(.24)

Net asset value, end of period	$10.25

Total Return(a):	(.36)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$416,275
Average net assets (000)	$428,428
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.89	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.64	%(d)(e)
Net investment income	4.91	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	19	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than one full year are not annualized.
(b)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Calculated based upon average shares outstanding during the period.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees was .86% and .85% and the expense ratio excluding 12b-1 and interest expense and fees was .61% and .60% for the six-month period ended October 31, 2007 and the year ended April 30, 2007, respectively.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2007(c)		2006(c)	2005	2004	2003

$10.32		$10.33	$9.99	$10.11	$10.06

.53		.53	.51	.53	.56
.18		(.05)	.35	(.12)	.04

.71		.48	.86	.41	.60

(.50)		(.49)	(.52)	(.53)	(.55)

$10.53		$10.32	$10.33	$9.99	$10.11

6.94%		4.84%	8.81%	4.13%	6.15%

$444,751		$451,785	$459,598	$457,184	$491,218
$451,239		$458,445	$458,739	$479,691	$496,597

.89	%(d)	.87%	.86%	.87%	.85%
.64	%(d)	.62%	.61%	.62%	.60%
5.00	%(d)	5.14%	5.03%	5.25%	5.53%

33%		32%	29%	89%	88%

Dryden Municipal Bond Fund/High Income Series	59

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.53

Income from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	(.29)

Total from investment operations	(.04)

Less Dividends:
Dividends from net investment income	(.23)

Net asset value, end of period	$10.26

Total Return(a):	(.39)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,326
Average net assets (000)	$54,192
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.14	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)(d)
Net investment income	4.66	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees was 1.11% and 1.10% and the expense ratio excluding 12b-1 and interest expense and fees was .61% and .60% for the six-month period ended October 31, 2007 and the year ended April 30, 2007, respectively.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2007(b)		2006(b)	2005	2004	2003

$10.33		$10.34	$10.00	$10.11	$10.06

.50		.51	.49	.51	.54
.18		(.06)	.34	(.12)	.04

.68		.45	.83	.39	.58

(.48)		(.46)	(.49)	(.50)	(.53)

$10.53		$10.33	$10.34	$10.00	$10.11

6.67%		4.48%	8.53%	3.95%	5.88%

$58,278		$85,179	$141,832	$192,517	$241,311
$70,145		$112,213	$165,596	$219,376	$264,067

1.14	%(d)	1.12%	1.11%	1.12%	1.10%
.64	%(d)	.62%	.61%	.62%	.60%
4.74	%(d)	4.90%	4.78%	5.00%	5.31%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	61

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.53

Income from investment operations:
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	(.28)

Total from investment operations	(.05)

Less Dividends:
Dividends from net investment income	(.22)

Net asset value, end of period	$10.26

Total Return(a):	(.51)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,358
Average net assets (000)	$29,701
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.39	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)(d)
Net investment income	4.41	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than one full year are not annualized.
(b)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Annualized.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees was 1.36% and 1.35% and the expense ratio excluding 12b-1 and interest expense and fees was .61% and .60% for the six-month period ended October 31, 2007 and the year ended April 30, 2007, respectively.

See Notes to Financial Statements.

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Class C
Year Ended April 30,
2007(c)		2006(c)	2005	2004	2003

$10.33		$10.34	$10.00	$10.11	$10.06

.47		.48	.46	.48	.51
.18		(.05)	.35	(.11)	.04

.65		.43	.81	.37	.55

(.45)		(.44)	(.47)	(.48)	(.50)

$10.53		$10.33	$10.34	$10.00	$10.11

6.41%		4.23%	8.26%	3.69%	5.62%

$30,256		$26,611	$22,033	$24,599	$28,313
$28,519		$25,219	$23,042	$26,968	$27,121

1.39	%(d)	1.37%	1.36%	1.37%	1.35%
.64	%(d)	.62%	.61%	.62%	.60%
4.50	%(d)	4.64%	4.53%	4.75%	5.04%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	63

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.52

Income from investment operations:
Net investment income	.27
Net realized and unrealized gain (loss) on investment transactions	(.28)

Total from investment operations	(.01)

Less Dividends:
Dividends from net investment income	(.26)

Net asset value, end of period	$10.25

Total Return(a):	(.14)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,541
Average net assets (000)	$9,645
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.64	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)(d)
Net investment income	5.16	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees was .61% and .60% and the expense ratio excluding 12b-1 and interest expense and fees was .61% and .60% for the six-month period ended October 31, 2007 and the year ended April 30, 2007, respectively.

See Notes to Financial Statements.

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Class Z
Year Ended April 30,
2007(b)		2006(b)	2005	2004	2003

$10.31		$10.32	$9.98	$10.10	$10.05

.55		.56	.54	.56	.59
.19		(.06)	.34	(.12)	.04

.74		.50	.88	.44	.63

(.53)		(.51)	(.54)	(.56)	(.58)

$10.52		$10.31	$10.32	$9.98	$10.10

7.21%		5.08%	9.09%	4.41%	6.41%

$9,878		$8,547	$12,379	$14,087	$15,361
$9,335		$10,650	$11,451	$15,572	$10,813

.64	%(d)	.62%	.61%	.62%	.60%
.64	%(d)	.62%	.61%	.62%	.60%
5.25	%(d)	5.39%	5.29%	5.51%	5.78%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	65

Financial Highlights

Insured Series

(Unaudited)

	Class A
	Six Months Ended October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.73

Income from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.13)

Total from investment operations	.07

Less Dividends and Distributions:
Dividends from net investment income	(.20)
Distributions from net realized capital gains	—

Total dividends and distributions	(.20)

Net asset value, end of period	$10.60

Total Return(a):	.66%
Ratios/Supplemental Data:
Net assets, end of period (000)	$168,658
Average net assets (000)	$174,065
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.91	%(c)
Expenses, excluding distribution and service (12b-1) fees	.66	%(c)
Net investment income	3.81	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	6	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(b)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2007	2006	2005	2004	2003

$10.63	$10.98	$10.90	$11.59	$11.08

.41	.41	.41	.42	.49
.15	(.26)	.20	(.39)	.51

.56	.15	.61	.03	1.00

(.40)	(.41)	(.41)	(.42)	(.49)
(.06)	(.09)	(.12)	(.30)	—

(.46)	(.50)	(.53)	(.72)	(.49)

$10.73	$10.63	$10.98	$10.90	$11.59

5.42%	1.33%	5.74%	.13%	9.17%

$183,271	$201,121	$242,325	$257,738	$281,077
$192,676	$227,378	$249,074	$271,328	$272,608

.90%	.93%	.91%	.90%	.88%
.65%	.68%	.66%	.65%	.63%
3.77%	3.77%	3.72%	3.72%	4.35%

39%	34%	15%	71%	59%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	67

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.75

Income from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.13)

Total from investment operations	.06

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized capital gains	—

Total dividends and distributions	(.19)

Net asset value, end of period	$10.62

Total Return(a):	.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,503
Average net assets (000)	$24,440
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.16	%(b)
Expenses, excluding distribution and service (12b-1) fees	.66	%(b)
Net investment income	3.56	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2007	2006	2005	2004	2003

$10.65	$10.99	$10.91	$11.60	$11.09

.38	.39	.38	.40	.47
.16	(.26)	.20	(.40)	.50

.54	.13	.58	—	.97

(.38)	(.38)	(.38)	(.39)	(.46)
(.06)	(.09)	(.12)	(.30)	—

(.44)	(.47)	(.50)	(.69)	(.46)

$10.75	$10.65	$10.99	$10.91	$11.60

5.15%	1.18%	5.45%	(.14)%	8.90%

$25,295	$30,328	$42,363	$51,432	$60,724
$27,057	$36,339	$48,258	$56,466	$58,003

1.15%	1.18%	1.16%	1.15%	1.13%
.65%	.68%	.66%	.65%	.63%
3.52%	3.52%	3.46%	3.47%	4.10%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	69

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.75

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	(.14)

Total from investment operations	.03

Less Dividends and Distributions:
Dividends from net investment income	(.17)
Distributions from net realized capital gains	—

Total dividends and distributions	(.17)

Net asset value, end of period	$10.61

Total Return(a):	.32%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,973
Average net assets (000)	$5,483
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.41	%(c)
Expenses, excluding distribution and service (12b-1) fees	.66	%(c)
Net investment income	3.31	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(b)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of the Class C shares.
(c)	Annualized.

See Notes to Financial Statements.

70	Visit our website at www.jennisondryden.com

Class C
Year Ended April 30,
2007	2006	2005	2004	2003

$10.65	$10.99	$10.91	$11.60	$11.09

.35	.36	.35	.37	.44
.16	(.26)	.20	(.40)	.50

.51	.10	.55	(.03)	.94

(.35)	(.35)	(.35)	(.36)	(.43)
(.06)	(.09)	(.12)	(.30)	—

(.41)	(.44)	(.47)	(.66)	(.43)

$10.75	$10.65	$10.99	$10.91	$11.60

4.88%	.92%	5.18%	(.39)%	8.63%

$5,571	$5,971	$7,538	$7,629	$8,457
$5,539	$6,683	$7,706	$8,329	$7,559

1.40%	1.43%	1.41%	1.40%	1.38%
.65%	.68%	.66%	.65%	.63%
3.27%	3.27%	3.22%	3.21%	3.85%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	71

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.72

Income from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(.15)

Total from investment operations	.07

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized capital gains	—

Total dividends and distributions	(.21)

Net asset value, end of period	$10.58

Total Return(a):	.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,323
Average net assets (000)	$2,474
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.66	%(b)
Expenses, excluding distribution and service (12b-1) fees	.66	%(b)
Net investment income	4.06	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

72	Visit our website at www.jennisondryden.com

Class Z
Year Ended April 30,
2007	2006	2005	2004	2003

$10.62	$10.96	$10.89	$11.58	$11.07

.44	.44	.44	.45	.52
.15	(.26)	.19	(.39)	.50

.59	.18	.63	.06	1.02

(.43)	(.43)	(.44)	(.45)	(.51)
(.06)	(.09)	(.12)	(.30)	—

(.49)	(.52)	(.56)	(.75)	(.51)

$10.72	$10.62	$10.96	$10.89	$11.58

5.69%	1.67%	5.94%	.40%	9.45%

$2,618	$3,251	$4,565	$6,330	$9,179
$2,834	$3,913	$5,265	$7,365	$6,605

.65%	.68%	.66%	.65%	.63%
.65%	.68%	.66%	.65%	.63%
3.98%	4.02%	3.96%	3.98%	4.61%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	73

Approval of Advisory Agreements

High Income Series

The Board of Trustees (the “Board”) of Dryden Municipal Bond Fund oversees the management of the High Income Series (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2006, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor, which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

High Income Series

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

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Performance of High Income Series

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross and net performance (which reflects any subsidies, expense caps or waivers) in relation to its Peer Universe (the Lipper Retail and Institutional High Yield Municipal Debt Funds Performance Universe) was in the third quartile over the one- and three-year periods. The Board further considered that the Fund’s gross performance over the five- and ten-year periods was in the third and fourth quartiles, respectively, while the Fund’s net performance over the five- and ten-year periods was in the second quartile. The Board also considered that the Fund outperformed its benchmark index over the one-, three-, five- and ten-year periods. The Board concluded that, in light of the Fund’s competitive performance against its benchmark index, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses ranked in the Expense Group’s second quartile, and that the Fund’s contractual management fee ranked in the first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

High Income Series

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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Approval of Advisory Agreements

Insured Series

The Board of Trustees (the “Board”) of Dryden Municipal Bond Fund oversees the management of the Insured Series (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2006, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

Insured Series

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

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Performance of Insured Series

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross and net performance (which reflects any subsidies, expense caps or waivers) in relation to its Peer Universe (the Lipper Retail and Institutional Insured Municipal Debt Funds Performance Universe) was in the second quartile over the one-year period. The Board further considered that the Fund’s net performance over the three-year period was in the third quartile, and in the second quartile over the five- and ten-year periods. The Board also considered that the Fund’s gross performance over the three- and five-year periods was in the fourth quartile, and was in the third quartile over the ten-year period. The Board also considered that the Fund outperformed its benchmark index over the one-, five- and ten-year periods, though it underperformed its benchmark index over the three- year period. The Board concluded that, in light of the Fund’s competitive performance against its Peer Universe it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses ranked in the Expense Group’s second quartile, and that the Fund’s contractual management fee ranked in the first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

Insured Series

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Series has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Bond Fund/High Income Series and Insured Series, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Bond Fund/High Income Series
Share Class	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	262467103	262467202	262467301	262467400

Dryden Municipal Bond Fund/Insured Series
Share Class	A	B	C	Z
NASDAQ	PMIAX	PMINX	PMICX	PMIZX
CUSIP	262467509	262467608	262467707	262467806

MF133E2    IFS-A141785    Ed. 12/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2007

*	Print the name and title of each signing officer under his or her signature.